Derivative Financial Instruments - Summary of Hedging Instruments (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of detailed information about hedging instruments [abstract]
Derivatives designated in fair value hedging relationships, Favourable	$ 687
Derivatives designated in fair value hedging relationships, Unfavourable	751
Derivatives designated in cash flow hedging relationships, Favourable	3,746
Derivatives designated in cash flow hedging relationships, Unfavourable	2,749
Derivatives designated in net investment hedging relationships, Favourable	283
Derivatives designated in net investment hedging relationships, Unfavourable	155
Total derivatives designated in hedging relationships, Favourable	4,716
Total derivatives designated in hedging relationships, Unfavourable	$ 3,655